Statements of Cash Flows FEC Resources (FEC Resources Inc., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
FEC Resources Inc.
Cash provided by (used in) Operation Activities
Net Income (loss) for the year	$ 435,290	$ (2,925,257)
Non-cash items included in loss
Amortization (Note 7)	1,617	1,489
Share of profits ( loss) of associates (Note 8)	(885,912)	100,843
Gain on dilution of investment in FEP		(2,829)
Accrued finance expense	10,467	10,975
Impairment of investments		2,301,820
Subtotal	(438,538)	(512,959)
Changes in working capital related to operating activities
Receivables	(320)	(320)
Prepaid expenses	416	(164)
Trade and accrued payable	(8,276)	37,386
Net cash flows from operating activities	(446,718)	(476,057)
Investing Activities
Additions to properties, plant and equipment, net (Note 7)	(1,792)
Net cash used in investing activities	(1,792)
Financing Activities
Shares issued		2,500,000
Net cash provided by financing activities		2,500,000
Net increase (decrease) in cash	(448,510)	2,023,943
Cash and cash equivalents, beginning of the year	2,061,119	37,176
Cash and cash equivalents, end of the year	$ 1,612,609	$ 2,061,119